Annual Total Returns[BarChart] - Transamerica JPMorgan Asset Allocation - Conservative VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.36%	7.20%	9.09%	1.95%	(2.14%)	4.30%	12.56%	(4.28%)	13.90%	11.47%